Going Concern and Management's Plans (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 183,767	$ 279,581	$ 189,231	$ 1,627,062	$ 7,837,339
Working capital deficiency	19,508,293		14,437,434
Accumulated deficit	80,119,423		73,372,655	64,738,131
Net loss	$ 6,746,768	$ 4,920,832	8,244,924	$ 23,229,319
March 11, 2016 [Member] | Securities Purchase Agreements [Member]
Aggregate equity financing			3,000,000
Payment of closing amount			750,000
Milestone payable amount			2,250,000
Payment of securities purchase amount			1,367,120
June, 2016 [Member] | Sixty-Day Convertible Notes [Member]
Aggregate principal amount			400,000
July, 2016 [Member] | Sixty-Day Convertible Notes [Member]
Aggregate principal amount			$ 400,000